Equity - Summary of Classes of Share Capital - Treasury Shares (Detail) - CAD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018	Oct. 31, 2018
Disclosure of classes of share capital [line items]
Balance at beginning of period			$ 80,040
Balance at end of period	$ 84,898	$ 76,662	$ 84,898	$ 76,662	$ 80,040
Treasury shares [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares			2.1	2.9	2.9
Purchase of shares, Number of shares			71.5		110.6
Sale of shares, Number of shares			(72.9)		(111.4)
Ending balance, Number of shares	0.7		0.7		2.1
Balance at beginning of period	$ (139)	(92)	$ (144)	$ (176)	$ (176)
Purchase of shares, Amount	(2,855)	(1,691)	(5,198)	(3,590)	(8,295)
Sale of shares, Amount	2,945	1,675	5,293	3,658	8,327
Balance at end of period	$ (49)	(108)	$ (49)	$ (108)	$ (144)
Treasury shares [member] | Preferred shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares			0.3	0.3	0.3
Purchase of shares, Number of shares			3.0		5.2
Sale of shares, Number of shares			(3.0)		(5.2)
Ending balance, Number of shares	0.3		0.3		0.3
Balance at beginning of period	$ (3)	(9)	$ (7)	$ (7)	$ (7)
Purchase of shares, Amount	(36)	(48)	(69)	(79)	(129)
Sale of shares, Amount	33	52	70	81	129
Balance at end of period	$ (6)	$ (5)	$ (6)	$ (5)	$ (7)